UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth F. Palumbo
Title:   Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo                Greenwich, CT            May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $733,604
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
--------------------                        ----

28-10725                                    SCP Overseas Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

           Column 1             Column 2     Column 3     Column 4         Column 5      Column 6     Column 7       Column 8
                                                                                                                 Voting Authority
                                 Title                                                                           ----------------
                                  of                     Value         Shares/  Sh/  Put/ Investment  Other
         Name of Issuer          Class        CUSIP      (x$1000)      Prn Amt  Prn  Call Discretion  Mgrs     Sole  Shared    None
         --------------          ------       ------      ------        -------- ---  ---  ---------- -----    ----  ------    ----
AAIPHARMA INC                    COM           00252W104       663      100,000   SH         SOLE     NONE   100,000
ACCREDO HEALTH INC               COM           00437V104    11,910      312,600   SH         SOLE            312,600
ALAMOSA HLDGS INC                COM           011589108    11,119    1,904,000   SH         SOLE          1,904,000
ALLIANCE GAMING CORP             COM NEW       01859P609     9,639      300,000   SH         SOLE            300,000
AMBAK FINL GROUP INC             COM           023139108     6,493       88,000   SH         SOLE             88,000
AMERICAN TOWER CORP              CL A          029912201    26,826    2,363,500   SH         SOLE          2,363,500
AMERICREDIT CORP                 COM           03060R101    15,540      912,500   SH         SOLE            912,500
AMERISOURCE BERGEN CORP          COM           03073E105     4,418       80,800   SH         SOLE             80,800
ARAMARK CORP                     CL B          038521100    27,566    1,005,700   SH         SOLE          1,005,700
BEST BUY INC                     COM           086516101    25,012      483,600   SH         SOLE            483,600
CAREER EDUCATION CORP            COM           141665109    21,319      377,000   SH         SOLE            377,000
CKE RESTAURANTS INC              COM           12561E105     7,759      783,700   SH         SOLE            783,700
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD  204412100     5,341      114,000   SH         SOLE            114,000
CORINTHIAN COLLEGES INC          COM           218868107     9,573      290,000   SH         SOLE            290,000
CROWN CASTLE INTL CORP           COM           228227104    24,971    1,977,100   SH         SOLE          1,977,100
DICKS SPORTING GOODS INC         COM           253393102    13,419      230,800   SH         SOLE            230,800
ENDURANCE SPECIALTY HLDGS LT     SHS           G30397106     9,774      275,000   SH         SOLE            275,000
FEDERAL HOME LN MTG CORP         COM           313400301     9,007      152,500   SH         SOLE            152,500
FEDERAL NATL MTG ASSN            COM           313586109     9,219      124,000   SH         SOLE            124,000
FISHER SCIENTIFIC INTL           COM NEW       338032204     5,504      100,000   SH         SOLE            100,000
HAYES-LEMMERZ INTL INC           COM NEW       420781304     3,507      227,900   SH         SOLE            227,900
ICON PUB LTD CO                  SPONSORED ADR 45103T107     2,149       60,650   SH         SOLE             60,650
IMPAX LABORATORIES INC           COM           45256B101     6,405      286,300   SH         SOLE            286,300
INTERACTIVECORP                  COM           45840Q101     9,173      290,000   SH         SOLE            290,000
KB HOME                          COM           48666K109     2,303       28,500   SH         SOLE             28,500
KINDER MORGAN INC KANS           COM           49455P101    14,533      230,610   SH         SOLE            230,610
KINETIC CONCEPTS INC             COM NEW       49460W208       449       10,000   SH         SOLE             10,000
LOWES COS INC                    COM           548661107    27,801      495,300   SH         SOLE            495,300
LUMINENT MTG CAP INC             COM           550278303     8,490      600,000   SH         SOLE            600,000
MBIA INC                         COM           55262C100     4,546       72,500   SH         SOLE             72,500
METTLER TOLEDO INTERNATIONAL     COM           592688105     5,839      131,500   SH         SOLE            131,500
MOHAWK INDS INC                  COM           608190104    34,925      424,100   SH         SOLE            424,100
MONTPELIER RE HOLDINGS LTD       SHS           G62185106     9,682      260,000   SH         SOLE            260,000
MOVIE GALLERY INC                COM           624581104     5,824      297,300   SH         SOLE            297,300
MYLAN LABS INC                   COM           628530107     4,319      190,000   SH         SOLE            190,000
NAUTILUS GROUP INC               COM           63910B102     9,559      606,900   SH         SOLE            606,900
NII HLDGS INC                    CL B NEW      62913F201    34,151      973,508   SH         SOLE            973,508
NTL INC DEL                      COM           62940M104    45,591      765,850   SH         SOLE            765,850
ODYSSEY HEALTHCARE INC           COM           67611V101    11,631      616,700   SH         SOLE            616,700
PETSMART INC                     COM           716768106    28,989    1,071,700   SH         SOLE          1,071,700
RELIANT RES INC                  COM           75952B105    34,443    4,195,300   SH         SOLE          4,195,300
RYLAND GROUP INC                 COM           783764103     4,442       50,000   SH         SOLE             50,000
SIERRA WIRELESS INC              COM           826516106    20,726      568,000   SH         SOLE            568,000
SPX CORP                         COM           784635104     7,277      160,000   SH         SOLE            160,000
SYLVAN LEARNING SYS INC          COM           871399101    32,176      916,440   SH         SOLE            916,440
SYNOPSYS INC                     COM           871607107     1,293       45,000   SH         SOLE             45,000
TIBCO SOFTWARE INC               COM           88632Q103    17,643    2,159,524   SH         SOLE          2,159,524
UNITED ONLINE INC                COM           911268100     6,990      415,550   SH         SOLE            415,550
UNITED THERAPEUTICS CORP DEL     COM           91307C102    19,912      835,600   SH         SOLE            835,600
VASOGEN INC                      COM           92232F103     1,833      300,000   SH         SOLE            300,000
WAL MART STORES INC              COM           931142103    23,518      394,000   SH         SOLE            394,000
WCI CMNTYS INC                   COM           92923C104    28,967    1,157,300   SH         SOLE          1,157,300
YORK INTL CORP NEW               COM           986670107     9,446      240,300   SH         SOLE            240,300
                                         Total:            733,604




03971.0001 #486461